Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
September 30, 2024
NMI-NPRT3-1124
1.808781.120
Foreign Government and Government Agency Obligations - 62.3%
		Principal Amount (a)	Value ($)
ANGOLA - 1.7%
Angola Republic 8% 11/26/2029 (b)		10,895,000	9,846,356
Angola Republic 8.25% 5/9/2028 (b)		26,255,000	24,909,431
Angola Republic 8.75% 4/14/2032 (b)		11,505,000	10,314,923
Angola Republic 9.125% 11/26/2049 (b)		7,695,000	6,357,455
Angola Republic 9.375% 5/8/2048 (b)		16,680,000	14,032,050
Angola Republic 9.5% 11/12/2025 (b)		16,180,000	16,463,150
TOTAL ANGOLA			81,923,365
ARGENTINA - 2.2%
Argentine Republic 0.75% 7/9/2030 (c)		54,286,534	33,305,332
Argentine Republic 1% 7/9/2029		17,436,997	11,325,329
Argentine Republic 4.125% 7/9/2035 (c)		73,225,665	35,148,319
Argentine Republic 5% 1/9/2038 (c)		46,294,088	24,304,396
TOTAL ARGENTINA			104,083,376
ARMENIA - 0.3%
Republic of Armenia 3.6% 2/2/2031 (b)		14,165,000	12,062,383
BAHRAIN - 0.4%
Kingdom of Bahrain 5.625% 5/18/2034 (b)		13,970,000	13,328,218
Kingdom of Bahrain 7.5% 2/12/2036 (b)		3,705,000	4,006,031
TOTAL BAHRAIN			17,334,249
BENIN - 0.3%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	8,255,000	8,212,716
Republic of Benin 7.96% 2/13/2038 (b)		6,360,000	6,302,363
TOTAL BENIN			14,515,079
BERMUDA - 0.3%
Bermuda 2.375% 8/20/2030 (b)		5,325,000	4,700,977
Bermuda 3.375% 8/20/2050 (b)		5,015,000	3,686,025
Bermuda 5% 7/15/2032 (b)		3,830,000	3,868,300
TOTAL BERMUDA			12,255,302
BRAZIL - 1.7%
Federative Republic of Brazil 12.25% 3/6/2030		13,881,000	18,289,328
Federative Republic of Brazil 3.875% 6/12/2030		9,340,000	8,725,708
Federative Republic of Brazil 4.75% 1/14/2050		9,500,000	7,251,920
Federative Republic of Brazil 5% 1/27/2045		14,450,000	11,899,575
Federative Republic of Brazil 5.625% 2/21/2047		8,822,000	7,804,471
Federative Republic of Brazil 7.125% 1/20/2037		10,860,000	11,962,290
Federative Republic of Brazil 7.125% 5/13/2054		1,630,000	1,689,756
Federative Republic of Brazil 8.25% 1/20/2034		11,336,000	13,370,018
TOTAL BRAZIL			80,993,066
CHILE - 1.4%
Chilean Republic 2.45% 1/31/2031		30,240,000	26,958,960
Chilean Republic 3.1% 1/22/2061		23,465,000	15,580,760
Chilean Republic 3.5% 1/31/2034		7,100,000	6,510,700
Chilean Republic 4% 1/31/2052		3,960,000	3,268,980
Chilean Republic 4.34% 3/7/2042		5,555,000	5,063,383
Chilean Republic 5.33% 1/5/2054		9,740,000	9,861,750
TOTAL CHILE			67,244,533
COLOMBIA - 2.9%
Colombian Republic 3% 1/30/2030		33,130,000	28,375,846
Colombian Republic 3.125% 4/15/2031		24,300,000	20,047,500
Colombian Republic 3.875% 2/15/2061		6,730,000	3,900,035
Colombian Republic 4.125% 5/15/2051		6,805,000	4,280,345
Colombian Republic 5% 6/15/2045		34,505,000	25,326,670
Colombian Republic 5.2% 5/15/2049		20,620,000	15,248,490
Colombian Republic 5.625% 2/26/2044		11,500,000	9,257,500
Colombian Republic 6.125% 1/18/2041		6,410,000	5,628,813
Colombian Republic 7.375% 9/18/2037		3,680,000	3,730,158
Colombian Republic 7.5% 2/2/2034		4,055,000	4,203,008
Colombian Republic 8% 11/14/2035		5,970,000	6,355,065
Colombian Republic 8% 4/20/2033		4,165,000	4,470,419
Colombian Republic 8.75% 11/14/2053		5,645,000	6,179,186
TOTAL COLOMBIA			137,003,035
COSTA RICA - 1.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		20,778,000	19,427,430
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		7,110,000	7,365,960
Costa Rica Government International Bond 6.55% 4/3/2034 (b)		5,420,000	5,766,880
Costa Rica Government International Bond 7% 4/4/2044 (b)		4,575,000	4,886,695
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		8,200,000	9,058,130
TOTAL COSTA RICA			46,505,095
COTE D'IVOIRE - 1.0%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	17,545,000	18,504,880
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		22,340,000	22,340,001
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		7,215,000	7,408,903
TOTAL COTE D'IVOIRE			48,253,784
DOMINICAN REPUBLIC - 3.8%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		31,505,000	30,136,423
Dominican Republic International Bond 4.875% 9/23/2032 (b)		10,930,000	10,417,656
Dominican Republic International Bond 5.3% 1/21/2041 (b)		6,000,000	5,535,000
Dominican Republic International Bond 5.875% 1/30/2060 (b)		22,430,000	21,049,153
Dominican Republic International Bond 5.95% 1/25/2027 (b)		15,654,000	15,864,351
Dominican Republic International Bond 6% 7/19/2028 (b)		17,451,000	17,881,691
Dominican Republic International Bond 6.4% 6/5/2049 (b)		6,013,000	6,153,945
Dominican Republic International Bond 6.5% 2/15/2048 (b)		17,655,000	18,173,616
Dominican Republic International Bond 6.6% 6/1/2036 (b)		4,104,000	4,352,291
Dominican Republic International Bond 6.85% 1/27/2045 (b)		19,929,000	21,217,211
Dominican Republic International Bond 7.05% 2/3/2031 (b)		5,810,000	6,260,507
Dominican Republic International Bond 7.45% 4/30/2044 (b)		20,824,000	23,602,130
TOTAL DOMINICAN REPUBLIC			180,643,974
ECUADOR - 1.5%
Republic of Ecuador 5% 7/31/2040 (b)(c)		12,750,000	6,623,625
Republic of Ecuador 5.5% 7/31/2035 (b)(c)		48,400,000	27,515,400
Republic of Ecuador 6.9% 7/31/2030 (b)(c)		48,900,000	35,525,850
TOTAL ECUADOR			69,664,875
EGYPT - 2.9%
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		6,290,000	5,448,713
Arab Republic of Egypt 7.5% 1/31/2027 (b)		17,344,000	17,273,540
Arab Republic of Egypt 7.5% 2/16/2061 (b)		28,375,000	20,554,283
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		24,429,000	23,589,253
Arab Republic of Egypt 7.903% 2/21/2048 (b)		17,090,000	13,095,213
Arab Republic of Egypt 8.5% 1/31/2047 (b)		34,441,000	27,800,345
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		25,240,000	20,681,151
Arab Republic of Egypt Treasury Bills 0% 1/14/2025	EGP	170,675,000	3,260,748
Arab Republic of Egypt Treasury Bills 0% 12/10/2024	EGP	138,675,000	2,719,729
Arab Republic of Egypt Treasury Bills 0% 3/18/2025	EGP	271,550,000	4,957,081
TOTAL EGYPT			139,380,056
EL SALVADOR - 0.7%
El Salvador Republic 0.25% 4/17/2030 (b)		5,455,000	122,737
El Salvador Republic 6.375% 1/18/2027 (b)		3,015,000	2,894,399
El Salvador Republic 7.1246% 1/20/2050 (b)		8,578,000	6,519,280
El Salvador Republic 7.625% 2/1/2041 (b)		11,695,000	9,527,800
El Salvador Republic 7.65% 6/15/2035 (b)		11,205,000	9,675,518
El Salvador Republic 9.25% 4/17/2030 (b)		5,455,000	5,415,519
TOTAL EL SALVADOR			34,155,253
GABON - 0.5%
Gabon Government International Bond 6.625% 2/6/2031 (b)		3,200,000	2,471,000
Gabon Government International Bond 6.95% 6/16/2025 (b)		11,450,000	10,745,110
Gabon Government International Bond 7% 11/24/2031 (b)		13,095,000	10,066,781
TOTAL GABON			23,282,891
GEORGIA - 0.2%
Georgia Republic 2.75% 4/22/2026 (b)		9,785,000	9,253,919
GHANA - 0.8%
Ghana Republic 10.75% 10/14/2030 (b)		18,835,000	12,784,257
Ghana Republic 7.75% (b)(d)		5,265,000	2,797,031
Ghana Republic 8.125% (b)(d)		14,445,000	7,673,906
Ghana Republic 8.125% (b)(d)		8,066,924	4,335,972
Ghana Republic 8.627% (b)(d)		15,835,000	8,372,756
TOTAL GHANA			35,963,922
GUATEMALA - 0.9%
Republic of Guatemala 3.7% 10/7/2033 (b)		2,500,000	2,133,750
Republic of Guatemala 4.9% 6/1/2030 (b)		2,500,000	2,438,281
Republic of Guatemala 5.25% 8/10/2029 (b)		9,000,000	8,883,000
Republic of Guatemala 5.375% 4/24/2032 (b)		5,270,000	5,230,475
Republic of Guatemala 6.125% 6/1/2050 (b)		5,650,000	5,401,047
Republic of Guatemala 6.55% 2/6/2037 (b)		3,800,000	3,939,460
Republic of Guatemala 6.6% 6/13/2036 (b)		13,040,000	13,646,360
TOTAL GUATEMALA			41,672,373
HUNGARY - 1.8%
Hungary Government 2.125% 9/22/2031 (b)		13,890,000	11,507,865
Hungary Government 3.125% 9/21/2051 (b)		25,355,000	16,944,113
Hungary Government 5.25% 6/16/2029 (b)		6,100,000	6,186,131
Hungary Government 5.5% 3/26/2036 (b)		12,790,000	12,869,938
Hungary Government 5.5% 6/16/2034 (b)		12,895,000	13,145,550
Hungary Government 6.25% 9/22/2032 (b)		4,105,000	4,407,743
Hungary Government 6.75% 9/25/2052 (b)		12,980,000	14,631,705
Hungary Government 7.625% 3/29/2041		5,500,000	6,553,594
TOTAL HUNGARY			86,246,639
INDONESIA - 2.4%
Indonesia Government 5.125% 1/15/2045 (b)		24,592,000	25,199,115
Indonesia Government 5.95% 1/8/2046 (b)		6,230,000	6,954,237
Indonesia Government 6.625% 2/17/2037 (b)		18,536,000	21,663,950
Indonesia Government 6.75% 1/15/2044 (b)		6,465,000	7,883,259
Indonesia Government 7.75% 1/17/2038 (b)		21,772,000	27,929,394
Indonesia Government 8.5% 10/12/2035 (b)		19,301,000	25,410,973
TOTAL INDONESIA			115,040,928
JAMAICA - 0.2%
Jamaican Government 7.875% 7/28/2045		7,490,000	9,223,934
JORDAN - 0.6%
Jordan Government 5.85% 7/7/2030 (b)		8,860,000	8,306,250
Jordan Government 7.375% 10/10/2047 (b)		9,620,000	8,814,325
Jordan Government 7.5% 1/13/2029 (b)		6,610,000	6,699,235
Jordan Government 7.75% 1/15/2028 (b)		6,645,000	6,817,371
TOTAL JORDAN			30,637,181
KENYA - 0.7%
Republic of Kenya Infrastructure Bond 6.3% 1/23/2034 (b)		15,455,000	12,605,484
Republic of Kenya Infrastructure Bond 7% 5/22/2027 (b)		7,660,000	7,525,950
Republic of Kenya Infrastructure Bond 7.25% 2/28/2028 (b)		4,015,000	3,859,419
Republic of Kenya Infrastructure Bond 8% 5/22/2032 (b)		4,815,000	4,454,116
Republic of Kenya Infrastructure Bond 9.75% 2/16/2031 (b)		6,695,000	6,736,844
TOTAL KENYA			35,181,813
LEBANON - 0.1%
Lebanon Republic 5.8% (d)(e)		8,540,000	667,188
Lebanon Republic 6% (d)(e)		5,256,000	407,340
Lebanon Republic 6.1% (d)(e)		22,896,000	1,774,440
Lebanon Republic 6.2% (d)(e)		5,669,000	439,348
Lebanon Republic 6.375% (d)		35,061,000	2,718,981
Lebanon Republic 6.65% (d)(e)		3,000,000	232,499
Lebanon Republic 6.75% (d)(e)		3,000,000	232,499
TOTAL LEBANON			6,472,295
MEXICO - 1.8%
United Mexican States 3.25% 4/16/2030		23,060,000	21,134,490
United Mexican States 4.75% 4/27/2032		5,375,000	5,168,063
United Mexican States 5.75% 10/12/2110		12,295,000	10,635,175
United Mexican States 6.05% 1/11/2040		35,198,000	35,616,152
United Mexican States 6.338% 5/4/2053		5,935,000	5,899,761
United Mexican States 6.35% 2/9/2035		9,065,000	9,500,120
TOTAL MEXICO			87,953,761
MONGOLIA - 0.1%
Mongolia Government 3.5% 7/7/2027 (b)		2,675,000	2,484,406
Mongolia Government 5.125% 4/7/2026 (b)		2,460,000	2,423,100
Mongolia Government 7.875% 6/5/2029 (b)		1,970,000	2,080,812
TOTAL MONGOLIA			6,988,318
MONTENEGRO - 0.2%
Republic of Montenegro 7.25% 3/12/2031 (b)		11,410,000	11,892,073
MOROCCO - 0.2%
Moroccan Kingdom 6.5% 9/8/2033 (b)		9,915,000	10,748,480
NIGERIA - 2.5%
Republic of Nigeria 6.125% 9/28/2028 (b)		13,115,000	11,897,764
Republic of Nigeria 6.5% 11/28/2027 (b)		25,043,000	23,493,464
Republic of Nigeria 7.143% 2/23/2030 (b)		11,415,000	10,362,680
Republic of Nigeria 7.625% 11/21/2025 (b)		15,862,000	15,866,957
Republic of Nigeria 7.625% 11/28/2047 (b)		23,015,000	17,613,667
Republic of Nigeria 7.696% 2/23/2038 (b)		3,500,000	2,852,500
Republic of Nigeria 7.875% 2/16/2032 (b)		15,065,000	13,558,500
Republic of Nigeria 8.375% 3/24/2029 (b)		17,000,000	16,468,750
Republic of Nigeria Treasury Bills 0% 3/6/2025	NGN	11,519,505,000	6,256,885
Republic of Nigeria Treasury Bills 0% 4/10/2025	NGN	775,000,000	411,144
Republic of Nigeria Treasury Bills 0% 5/20/2025	NGN	3,852,355,000	1,988,046
TOTAL NIGERIA			120,770,357
OMAN - 2.2%
Oman Sultanate 6% 8/1/2029 (b)		13,910,000	14,583,766
Oman Sultanate 6.25% 1/25/2031 (b)		19,185,000	20,456,006
Oman Sultanate 6.5% 3/8/2047 (b)		27,725,000	29,223,883
Oman Sultanate 6.75% 1/17/2048 (b)		36,440,000	39,491,850
Oman Sultanate 7% 1/25/2051 (b)		2,880,000	3,218,400
TOTAL OMAN			106,973,905
PAKISTAN - 1.2%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		24,660,000	23,057,100
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		29,055,000	26,331,094
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		7,180,000	6,076,075
Islamic Republic of Pakistan 7.875% 3/31/2036 (b)		1,293,000	1,032,784
TOTAL PAKISTAN			56,497,053
PANAMA - 2.2%
Panamanian Republic 2.252% 9/29/2032		27,505,000	21,247,613
Panamanian Republic 3.16% 1/23/2030		13,515,000	12,062,138
Panamanian Republic 3.298% 1/19/2033		16,210,000	13,511,035
Panamanian Republic 3.87% 7/23/2060		21,270,000	13,373,513
Panamanian Republic 4.3% 4/29/2053		7,000,000	4,947,949
Panamanian Republic 4.5% 4/16/2050		10,760,000	7,907,954
Panamanian Republic 4.5% 5/15/2047		8,025,000	6,070,912
Panamanian Republic 6.4% 2/14/2035		9,790,000	10,019,478
Panamanian Republic 6.853% 3/28/2054		3,685,000	3,723,692
Panamanian Republic 7.875% 3/1/2057		5,480,000	6,182,262
Panamanian Republic 8% 3/1/2038		5,795,000	6,528,068
TOTAL PANAMA			105,574,614
PARAGUAY - 1.0%
Republic of Paraguay 2.739% 1/29/2033 (b)		5,873,000	5,003,062
Republic of Paraguay 4.95% 4/28/2031 (b)		20,430,000	20,372,541
Republic of Paraguay 5.4% 3/30/2050 (b)		12,025,000	11,213,313
Republic of Paraguay 5.6% 3/13/2048 (b)		7,470,000	7,145,055
Republic of Paraguay 6% 2/9/2036 (b)		4,280,000	4,511,119
TOTAL PARAGUAY			48,245,090
PERU - 1.1%
Peruvian Republic 2.783% 1/23/2031		13,915,000	12,419,137
Peruvian Republic 3% 1/15/2034		21,165,000	18,117,240
Peruvian Republic 3.3% 3/11/2041		30,340,000	23,954,644
TOTAL PERU			54,491,021
PHILIPPINES - 1.0%
Philippine Republic 2.65% 12/10/2045		9,490,000	6,684,519
Philippine Republic 2.95% 5/5/2045		3,200,000	2,366,000
Philippine Republic 4.75% 3/5/2035		1,880,000	1,898,800
Philippine Republic 5% 7/17/2033		4,990,000	5,144,378
Philippine Republic 5.5% 1/17/2048		3,675,000	3,920,159
Philippine Republic 5.6% 5/14/2049		6,620,000	7,151,669
Philippine Republic 5.609% 4/13/2033		6,190,000	6,634,906
Philippine Republic 5.95% 10/13/2047		11,890,000	13,383,681
TOTAL PHILIPPINES			47,184,112
POLAND - 0.7%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		6,800,000	6,953,680
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		3,985,000	4,271,123
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		10,915,000	11,716,816
Republic of Poland 5.5% 3/18/2054		2,075,000	2,112,495
Republic of Poland 5.5% 4/4/2053		8,210,000	8,419,766
TOTAL POLAND			33,473,880
QATAR - 2.1%
State of Qatar 4.4% 4/16/2050 (b)		28,995,000	26,820,375
State of Qatar 4.817% 3/14/2049 (b)		49,611,000	49,006,366
State of Qatar 5.103% 4/23/2048 (b)		17,315,000	17,811,594
State of Qatar 9.75% 6/15/2030 (b)		3,827,000	4,961,667
TOTAL QATAR			98,600,002
ROMANIA - 1.5%
Romanian Republic 2% 4/14/2033 (e)	EUR	9,740,000	8,436,549
Romanian Republic 3% 2/14/2031 (b)		21,864,000	19,027,146
Romanian Republic 3.375% 1/28/2050 (e)	EUR	12,680,000	9,572,618
Romanian Republic 3.625% 3/27/2032 (b)		6,989,000	6,213,658
Romanian Republic 4% 2/14/2051 (b)		13,640,000	9,902,640
Romanian Republic 7.125% 1/17/2033 (b)		5,770,000	6,312,741
Romanian Republic 7.625% 1/17/2053 (b)		4,154,000	4,771,865
Romanian Republic 8% 4/29/2030	RON	26,450,000	6,310,046
TOTAL ROMANIA			70,547,263
RWANDA - 0.2%
Rwanda Republic 5.5% 8/9/2031 (b)		13,625,000	11,270,430
SAUDI ARABIA - 1.4%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		22,070,000	18,435,347
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		9,925,000	6,734,409
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		19,480,000	14,372,588
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		17,219,000	15,174,244
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		12,970,000	10,911,013
TOTAL SAUDI ARABIA			65,627,601
SENEGAL - 0.2%
Republic of Senegal 6.25% 5/23/2033 (b)		8,215,000	7,072,602
Republic of Senegal 6.75% 3/13/2048 (b)		5,810,000	4,281,243
TOTAL SENEGAL			11,353,845
SERBIA - 1.0%
Republic of Serbia 2.125% 12/1/2030 (b)		22,890,000	19,124,595
Republic of Serbia 6% 6/12/2034 (b)		9,795,000	10,083,953
Republic of Serbia 6.25% 5/26/2028 (b)		3,140,000	3,264,124
Republic of Serbia 6.5% 9/26/2033 (b)		12,130,000	12,958,236
TOTAL SERBIA			45,430,908
SOUTH AFRICA - 1.1%
South African Republic 5.65% 9/27/2047		22,135,000	18,427,388
South African Republic 5.75% 9/30/2049		32,720,000	27,116,700
South African Republic 7.3% 4/20/2052		7,475,000	7,418,937
TOTAL SOUTH AFRICA			52,963,025
SRI LANKA - 1.1%
Sri Lanka Government International Bond 6.2% (b)(d)		14,360,000	8,010,151
Sri Lanka Government International Bond 6.825% (b)(d)		17,195,000	9,661,441
Sri Lanka Government International Bond 6.85% (b)(d)		14,285,000	8,035,313
Sri Lanka Government International Bond 7.55% (b)(d)		12,490,000	7,010,012
Sri Lanka Government International Bond 7.85% (b)(d)		33,265,000	18,753,144
TOTAL SRI LANKA			51,470,061
TURKEY - 3.7%
Turkish Republic 0% 1/3/2035		17,175,000	16,848,675
Turkish Republic 26.2% 10/5/2033	TRY	212,605,000	6,117,503
Turkish Republic 31.08% 11/8/2028	TRY	183,520,000	5,501,978
Turkish Republic 37% 2/18/2026	TRY	74,870,000	2,167,447
Turkish Republic 4.75% 1/26/2026		10,600,000	10,616,563
Turkish Republic 4.875% 4/16/2043		29,705,000	22,388,659
Turkish Republic 5.125% 2/17/2028		11,310,000	11,213,865
Turkish Republic 5.75% 5/11/2047		16,625,000	13,466,250
Turkish Republic 6% 1/14/2041		29,698,000	26,171,363
Turkish Republic 6% 3/25/2027		8,850,000	9,032,576
Turkish Republic 6.625% 2/17/2045		530,000	481,610
Turkish Republic 7.625% 5/15/2034		7,955,000	8,442,244
Turkish Republic 9.125% 7/13/2030		8,800,000	10,045,750
Turkish Republic 9.375% 1/19/2033		2,725,000	3,191,656
Turkish Republic 9.375% 3/14/2029		25,665,000	29,113,734
TOTAL TURKEY			174,799,873
UKRAINE - 1.2%
Ukraine Government 0% 2/1/2030 (b)(c)(g)		4,009,433	1,744,103
Ukraine Government 0% 2/1/2034 (b)(c)(g)		14,982,632	5,071,621
Ukraine Government 0% 2/1/2035 (b)(c)(g)		18,446,378	8,033,398
Ukraine Government 0% 2/1/2036 (b)(c)(g)		10,551,148	4,544,907
Ukraine Government 0% 8/1/2041 (b)(f)		8,905,000	6,237,953
Ukraine Government 1.75% 2/1/2029 (b)(c)		19,719,669	11,553,754
Ukraine Government 1.75% 2/1/2034 (b)(c)		24,279,212	10,755,691
Ukraine Government 1.75% 2/1/2035 (b)(c)		15,258,656	6,576,481
Ukraine Government 1.75% 2/1/2036 (b)(c)		10,401,782	4,433,239
TOTAL UKRAINE			58,951,147
UNITED ARAB EMIRATES - 1.8%
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		47,628,000	34,827,975
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		34,065,000	28,572,019
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		7,330,000	7,806,450
Emirate of Dubai 3.9% 9/9/2050 (e)		17,255,000	13,307,919
TOTAL UNITED ARAB EMIRATES			84,514,363
URUGUAY - 0.7%
Uruguay Republic 5.1% 6/18/2050		27,510,000	27,413,715
Uruguay Republic 5.75% 10/28/2034		5,850,000	6,360,047
TOTAL URUGUAY			33,773,762
UZBEKISTAN - 0.3%
Republic of Uzbekistan 3.9% 10/19/2031 (b)		12,475,000	10,646,633
Republic of Uzbekistan 5.375% 2/20/2029 (b)		4,950,000	4,789,125
TOTAL UZBEKISTAN			15,435,758
VENEZUELA - 1.3%
Venezuela Republic 11.75% (d)(e)		65,000,000	10,595,000
Venezuela Republic 11.95% (d)(e)		82,250,000	13,036,625
Venezuela Republic 12.75% (d)(e)		42,425,000	6,788,000
Venezuela Republic 9.25% (d)		62,675,000	9,871,313
Venezuelan Republic 9% (d)(e)		43,195,000	6,047,299
Venezuelan Republic 9.25% (d)(e)		70,265,000	10,188,425
Venezuelan Republic 9.375% (d)		46,005,000	7,705,838
TOTAL VENEZUELA			64,232,500
ZAMBIA - 0.2%
Republic of Zambia 0.5% 12/31/2053 (b)		8,209,128	4,042,995
Republic of Zambia 5.75% 6/30/2033 (b)(c)		8,567,209	7,517,726
TOTAL ZAMBIA			11,560,721
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,197,665,967)			2,980,317,243

Non-Convertible Corporate Bonds - 30.8%
	Principal Amount (a)	Value ($)
AZERBAIJAN - 0.8%
Energy - 0.8%
Energy Equipment & Services - 0.8%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)	27,844,000	28,461,789
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (e)	9,030,000	9,577,489

TOTAL AZERBAIJAN		38,039,278
BAHRAIN - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)	24,018,000	25,128,833
BRAZIL - 2.7%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
NBM US Holdings Inc 6.625% 8/6/2029 (b)	5,930,000	6,026,363
Food Products - 0.1%
Adecoagro SA 6% 9/21/2027 (b)	3,168,000	3,159,098
Marb Bondco PLC 3.95% 1/29/2031 (b)	3,045,000	2,686,603
		5,845,701
Energy - 0.3%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)	3,660,000	3,905,403
Oil, Gas & Consumable Fuels - 0.3%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)	14,139,857	12,115,029
TOTAL ENERGY		16,020,432

Financials - 0.2%
Financial Services - 0.2%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)	9,590,000	10,026,105
Industrials - 0.8%
Aerospace & Defense - 0.5%
Embraer Netherlands Finance BV 5.4% 2/1/2027	2,685,000	2,720,039
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)	3,270,000	3,440,531
Embraer Netherlands Finance BV 7% 7/28/2030 (b)	10,595,000	11,540,074
		17,700,644
Passenger Airlines - 0.3%
Azul Investments LLP 5.875% 10/26/2024 (b)	620,000	384,400
Azul Secured Finance LLP 11.5% 5/28/2029 (b)	18,120,325	11,415,080
Azul Secured Finance LLP 11.93% 8/28/2028 (b)	4,805,000	4,648,837
		16,448,317
TOTAL INDUSTRIALS		34,148,961

Materials - 1.0%
Chemicals - 0.2%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)	5,550,000	4,329,000
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)	5,790,000	5,736,153
		10,065,153
Metals & Mining - 0.8%
CSN Resources SA 8.875% 12/5/2030 (b)	13,790,000	13,932,037
Nexa Resources SA 6.5% 1/18/2028 (b)	3,781,000	3,901,520
Nexa Resources SA 6.75% 4/9/2034 (b)	3,175,000	3,361,531
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(f)	12,771,899	11,897,024
		33,092,112
TOTAL MATERIALS		43,157,265

Utilities - 0.2%
Water Utilities - 0.2%
Aegea Finance Sarl 9% 1/20/2031 (b)	10,770,000	11,631,600
TOTAL BRAZIL		126,856,427
BURKINA FASO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 5% 10/14/2026 (b)	7,840,000	7,600,880
CHILE - 1.8%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)	16,142,000	14,785,103
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)	4,165,000	4,375,333
Materials - 1.4%
Metals & Mining - 1.4%
Antofagasta PLC 2.375% 10/14/2030 (b)	12,195,000	10,560,138
Antofagasta PLC 5.625% 5/13/2032 (b)	6,195,000	6,333,582
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)	9,240,000	8,525,101
Corp Nacional del Cobre de Chile 3.15% 1/15/2051 (b)	8,130,000	5,463,360
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)	16,785,000	12,494,335
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (b)	6,855,000	5,833,177
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)	4,740,000	4,723,706
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)	4,795,000	5,039,245
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)	5,575,000	5,906,016
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)	3,905,000	4,245,467
		69,124,127
TOTAL CHILE		88,284,563
CHINA - 1.0%
Consumer Discretionary - 0.8%
Broadline Retail - 0.4%
Prosus NV 3.832% 2/8/2051 (b)	7,355,000	5,166,887
Prosus NV 4.193% 1/19/2032 (b)	11,350,000	10,654,813
		15,821,700
Hotels, Restaurants & Leisure - 0.4%
Meituan 3.05% 10/28/2030 (b)	11,695,000	10,649,759
Meituan 4.625% 10/2/2029 (b)	5,655,000	5,621,617
		16,271,376
TOTAL CONSUMER DISCRETIONARY		32,093,076

Materials - 0.1%
Chemicals - 0.1%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)	7,295,000	7,082,989
Utilities - 0.1%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)	6,815,000	6,817,044
TOTAL CHINA		45,993,109
COLOMBIA - 0.9%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Ecopetrol SA 8.375% 1/19/2036	6,495,000	6,624,900
Ecopetrol SA 8.875% 1/13/2033	11,770,000	12,608,024
Geopark Ltd 5.5% 1/17/2027 (b)	2,885,000	2,744,789
		21,977,713
Materials - 0.1%
Metals & Mining - 0.1%
Aris Mining Corp 6.875% 8/9/2026 (b)	7,180,000	7,115,380
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)	11,545,000	9,928,700
Termocandelaria Power SA 7.75% 9/17/2031 (b)	5,660,000	5,780,558
		15,709,258
TOTAL COLOMBIA		44,802,351
COSTA RICA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)	4,880,000	5,355,799
GEORGIA - 0.1%
Industrials - 0.1%
Ground Transportation - 0.1%
Georgian Railway JSC 4% 6/17/2028 (b)	7,705,000	6,957,153
GHANA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)	6,305,000	6,094,176
Kosmos Energy Ltd 8.75% 10/1/2031 (b)	23,695,000	23,398,813
Tullow Oil PLC 10.25% 5/15/2026 (b)	18,340,000	16,763,906

TOTAL GHANA		46,256,895
GUATEMALA - 0.6%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CT Trust 5.125% 2/3/2032 (b)	9,920,000	9,093,664
Millicom International Cellular SA 4.5% 4/27/2031 (b)	9,095,000	8,151,394
Millicom International Cellular SA 7.375% 4/2/2032 (b)	5,070,000	5,196,750
		22,441,808
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)	6,260,000	6,166,100
TOTAL GUATEMALA		28,607,908
HUNGARY - 0.1%
Financials - 0.1%
Banks - 0.1%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)	4,230,000	4,345,013
INDIA - 0.2%
Information Technology - 0.2%
IT Services - 0.2%
CA Magnum Holdings 5.375% 10/31/2026 (b)	8,295,000	8,177,958
INDONESIA - 1.2%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Adaro Indonesia PT 4.25% 10/31/2024 (b)	3,555,000	3,542,344
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)	17,175,000	17,151,299
		20,693,643
Materials - 0.8%
Metals & Mining - 0.8%
Freeport Indonesia PT 4.763% 4/14/2027 (b)	5,520,000	5,547,600
Freeport Indonesia PT 5.315% 4/14/2032 (b)	8,260,000	8,370,478
Freeport Indonesia PT 6.2% 4/14/2052 (b)	6,385,000	6,761,587
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)	15,185,000	15,465,922
		36,145,587
TOTAL INDONESIA		56,839,230
ISRAEL - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(e)	12,100,000	11,530,804
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(e)	14,380,000	14,136,000

TOTAL ISRAEL		25,666,804
JAMAICA - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)	2,375,000	2,449,812
KAZAKHSTAN - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)	11,795,000	10,261,650
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)	5,940,000	5,481,491
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)	7,950,000	6,893,843

TOTAL KAZAKHSTAN		22,636,984
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 4.25% 11/3/2026 (b)	5,700,000	5,628,180
MALAYSIA - 1.1%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)	10,840,000	9,854,237
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petronas Capital Ltd 3.404% 4/28/2061 (b)	14,910,000	10,844,640
Petronas Capital Ltd 3.5% 4/21/2030 (b)	10,240,000	9,805,926
Petronas Capital Ltd 4.8% 4/21/2060 (b)	3,500,000	3,331,370
		23,981,936
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)	3,770,000	3,745,259
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)	13,415,000	13,183,189
		16,928,448
TOTAL MALAYSIA		50,764,621
MAURITIUS - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom 7.375% 2/16/2027 (b)	6,250,000	6,273,438
MEXICO - 4.5%
Communication Services - 0.2%
Media - 0.2%
TV Azteca SAB de CV 8.25% (d)(e)	27,098,000	10,297,240
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Bimbo Bakeries USA Inc 5.375% 1/9/2036 (b)	4,265,000	4,396,948
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)	7,665,000	8,453,058
		12,850,006
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Petroleos Mexicanos 6.5% 3/13/2027	9,810,000	9,608,895
Petroleos Mexicanos 6.5% 6/2/2041	11,163,000	8,180,804
Petroleos Mexicanos 6.625% 6/15/2035	69,624,000	56,600,831
Petroleos Mexicanos 6.7% 2/16/2032	14,394,000	12,870,395
Petroleos Mexicanos 6.95% 1/28/2060	35,910,000	25,697,196
Petroleos Mexicanos 7.69% 1/23/2050	77,975,000	60,539,790
		173,497,911
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)	3,565,000	2,807,438
Braskem Idesa SAPI 7.45% 11/15/2029 (b)	9,620,000	8,302,060
		11,109,498
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)	3,910,000	4,173,925
TOTAL MEXICO		211,928,580
MOROCCO - 0.5%
Materials - 0.5%
Chemicals - 0.5%
OCP SA 3.75% 6/23/2031 (b)	10,060,000	9,035,138
OCP SA 5.125% 6/23/2051 (b)	4,000,000	3,251,200
OCP SA 6.875% 4/25/2044 (b)	5,295,000	5,390,972
OCP SA 7.5% 5/2/2054 (b)	6,740,000	7,309,934

TOTAL MOROCCO		24,987,244
NIGERIA - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (b)	5,980,000	5,878,460
Information Technology - 0.1%
Communications Equipment - 0.1%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)	3,300,000	3,306,187
TOTAL NIGERIA		9,184,647
OMAN - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Lamar Funding Ltd 3.958% 5/7/2025 (b)	7,050,000	6,988,242
PANAMA - 0.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	7,810,000	7,825,854
Media - 0.2%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)	12,710,000	11,641,598
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)	5,700,000	5,680,186
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)	5,720,000	4,542,023
TOTAL PANAMA		29,689,661
PARAGUAY - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)	3,750,000	3,718,162
PERU - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Camposol SA 6% 2/3/2027 (b)	5,035,000	4,509,497
Materials - 0.1%
Metals & Mining - 0.1%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)	2,435,000	2,394,214
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)	2,530,000	2,181,771
		4,575,985
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Niagara Energy SAC 5.746% 10/3/2034 (b)	5,625,000	5,641,875
TOTAL PERU		14,727,357
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)	13,730,000	11,227,627
QATAR - 1.5%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
QatarEnergy 2.25% 7/12/2031 (b)	33,670,000	29,629,600
QatarEnergy 3.125% 7/12/2041 (b)	11,965,000	9,481,186
QatarEnergy 3.3% 7/12/2051 (b)	42,435,000	31,773,206

TOTAL QATAR		70,883,992
SAUDI ARABIA - 3.2%
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)	23,470,000	20,841,125
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)	18,280,000	16,061,539
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)	20,230,000	14,230,591
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)	30,676,000	29,554,409
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)	22,055,000	20,014,913
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)	19,984,000	17,261,180
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)	2,505,000	2,527,044
		120,490,801
Industrials - 0.7%
Construction & Engineering - 0.7%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)	3,800,000	3,928,250
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)	8,695,000	8,988,456
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)	7,665,000	8,120,148
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)	6,145,000	6,630,839
TMS Issuer Sarl 5.78% 8/23/2032 (b)	6,660,000	6,998,062
		34,665,755
TOTAL SAUDI ARABIA		155,156,556
SOUTH AFRICA - 1.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	13,580,000	9,166,500
Materials - 0.6%
Chemicals - 0.5%
Sasol Financing USA LLC 4.375% 9/18/2026	26,265,000	25,444,219
Metals & Mining - 0.1%
Stillwater Mining Co 4% 11/16/2026 (b)	4,650,000	4,440,750
Utilities - 1.0%
Electric Utilities - 1.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)	15,665,000	15,899,975
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)	20,935,000	20,952,795
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)	10,415,000	11,015,737
		47,868,507
TOTAL SOUTH AFRICA		86,919,976
TURKEY - 0.3%
Financials - 0.1%
Banks - 0.1%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)	6,585,000	7,025,371
Industrials - 0.2%
Building Products - 0.2%
Sisecam UK PLC 8.625% 5/2/2032 (b)	6,925,000	7,115,438
TOTAL TURKEY		14,140,809
UKRAINE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 (b)	7,055,000	5,749,825
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (e)	6,283,149	5,654,834

TOTAL UKRAINE		11,404,659
UNITED ARAB EMIRATES - 2.1%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)	7,635,000	7,505,205
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)	8,203,285	7,270,899
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)	10,620,000	9,066,825
		23,842,929
Financials - 1.1%
Financial Services - 1.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)	9,540,000	9,420,750
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)	4,920,000	5,209,050
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)	6,805,000	6,364,512
MDGH GMTN RSC Ltd 3.375% 3/28/2032 (e)	2,140,000	2,001,569
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)	5,905,000	5,818,270
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)	12,590,000	12,550,657
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)	5,925,000	6,314,924
		47,679,732
Industrials - 0.1%
Transportation Infrastructure - 0.1%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)	5,420,000	5,212,902
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (e)	2,300,000	2,375,613
Utilities - 0.4%
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)	3,435,000	2,922,429
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)	6,105,000	6,138,394
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)	8,720,000	8,858,997
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)	2,540,000	2,616,683
		20,536,503
TOTAL UNITED ARAB EMIRATES		99,647,679
VENEZUELA - 1.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleos de Venezuela SA 5.375% (d)(e)	152,515,000	14,336,410
Petroleos de Venezuela SA 5.5% (d)(e)	184,250,000	17,872,250
Petroleos de Venezuela SA 6% (d)(e)	69,700,000	6,691,200
Petroleos de Venezuela SA 6% (b)(d)	105,540,000	10,026,300
Petroleos de Venezuela SA 8.5% (d)(e)	20,540,000	18,794,100
Petroleos de Venezuela SA 9.75% (b)(d)	71,700,000	8,245,500

TOTAL VENEZUELA		75,965,760
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,712,970,010)		1,473,236,187

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Credito e Inversiones SA 7.5% (b)(f)(h)	5,950,000	6,052,131
Banco de Credito e Inversiones SA 8.75% (b)(f)(h)	6,350,000	6,899,844

TOTAL CHILE		12,951,975
MEXICO - 0.5%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(f)(h)	6,135,000	6,270,631
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV 5.125% (b)(f)(h)	16,720,000	16,479,479
TOTAL MEXICO		22,750,110
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(d)(f)(h)(i)(j)	6,660,000	332,999
UNITED ARAB EMIRATES - 0.3%
Industrials - 0.3%
Marine Transportation - 0.3%
DP World Salaam 6% (e)(f)(h)	15,805,000	16,018,368
TOTAL PREFERRED SECURITIES (Cost $58,921,159)		52,053,452

U.S. Treasury Obligations - 2.7%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.875% 5/15/2052	2.99 to 4.47	140,074,000	109,700,923
US Treasury Bonds 3.625% 2/15/2053 (m)	3.84 to 5.06	19,173,000	17,433,949
TOTAL U.S. TREASURY OBLIGATIONS (Cost $150,343,447)			127,134,872

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $124,648,858)	4.89	124,623,933	124,648,858

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,244,549,441)	4,757,390,612
NET OTHER ASSETS (LIABILITIES) - 0.5% (k)	23,539,191
NET ASSETS - 100.0%	4,780,929,803

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	177	Dec 2024	23,557,594	(379,658)	(379,658)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(4)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year CDX N.A. EM Series 42	NR	Dec 2029	ICE	1%	Quarterly	48,000,000	92,179	0	92,179

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
MEXICO INTERBK TIIE 28DAY INDX(4)	Annual	10.77%	Annual	CME	Jan 2025	MXN	1,000,000	(36)	0	(36)
9.52%	Annual	MEXICO INTERBK TIIE 28DAY INDX(4)	Annual	CME	Aug 2026	MXN	1,000,000	377	0	377
TOTAL INTEREST RATE SWAPS								341	0	341

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,080,793,189 or 64.7% of net assets.

(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Non-income producing - Security is in default.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $211,011,626 or 4.1% of net assets.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Non-income producing
(j)	Level 3 security
(k)	Includes $1,041,250 of cash collateral to cover margin requirements for futures contracts.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,180,492.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	17,641,506	2,364,165,654	2,257,159,040	2,525,028	738	-	124,648,858	0.3%
Fidelity Securities Lending Cash Central Fund	-	37,996,003	37,996,003	131	-	-	-	0.0%
Total	17,641,506	2,402,161,657	2,295,155,043	2,525,159	738	-	124,648,858

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.